INTANGIBLE ASSETS (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible asset, useful life	5 years
Indefinite-lived trademarks	$ 25